Summary of Significant Accounting Policies (Reconciliation of Changes in Allowance for Doubtful Accounts) (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	$ 65,219	$ 66,058	$ 65,275
Provision for doubtful accounts	85,033	11,588	67,317
Recoveries of accounts written off	122,432	134,331	190,995
Accounts written off	(204,145)	(146,758)	(257,529)
Ending balance	$ 68,539	$ 65,219	$ 66,058